INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets
INTANGIBLES

	2012			2011
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Patents	$11,431	$2,376	$9,055	$11,431	$1,633	$9,798
Software	1,284	818	466	841	571	270
License	731	244	487	726	-	726
	$13,466	$3,438	$10,008	$12,998	$2,204	$10,794

Finite-Lived Intangible Assets, Future Amortization Expense	The aggregated amortization expense related to intangible assets for the next five years is as follows:

2013	$1,221
2014	1,165
2015	862
2016	709
2017	698
$4,655